Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Area
Revenue by geographic area is attributed based on the billing address of the customer and is as follows (in thousands):

	Year Ended December 31,
	2015	2016	2017
Revenue:
Americas
United States	$99,519	$133,615	$162,479
Other Americas	3,865	4,949	6,176
Total Americas	103,384	138,564	168,655
Europe, Middle East, and Africa (“EMEA”)	15,023	18,918	36,300
Asia Pacific and Japan (“APJ”)	7,552	9,359	15,916
Total revenue	$125,959	$166,841	$220,871

Schedule of Long-lived Assets by Geographical Area
Long-lived assets, net by geographic area are attributed based on legal entity structure and are as follows (in thousands):

	December 31,
	2016	2017
Long-lived assets, net:
United States	$21,141	$18,989
Israel	3,051	3,453
Other	344	818
Total long-lived assets, net	$24,536	$23,260